24. SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION: Schedule of Cash Flow, Supplemental Disclosures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Share issuance costs in accounts payable	$ 0	$ 45,340
Shares issued for loans receivable	5,848,000	0
Shares issued for 1251881 B.C. Ltd acquisition	36,905,000	0
Warrants issued for 1251881 B.C. Ltd acquisition	4,995,000	0
Shares issued for RTO	54,375,726	0
Warrants issued for RTO	303,749	0
Stock options issued for RTO	486,518	0
Right to common shares issued for MAG acquisition	$ 44,984,267	$ 0